Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	May 30, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 15, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 17, 2020
ATAC Credit Rotation ETF
Account Value [Line Items]
Account Value	$ 8,539	$ 8,247	$ 7,970	$ 7,849	$ 7,653	$ 8,126	$ 8,165	$ 8,146	$ 8,357	$ 7,989	$ 7,458	$ 7,581	$ 8,055	$ 8,000	$ 8,053	$ 7,913	$ 8,019	$ 7,925	$ 8,085	$ 8,229	$ 7,760	$ 8,238	$ 7,738	$ 7,491	$ 8,106	$ 8,346	$ 7,976		$ 8,387	$ 8,535	$ 9,072	$ 9,684	$ 9,636	$ 9,963	$ 10,141	$ 10,227	$ 10,065	$ 10,079	$ 10,067	$ 10,000
ATAC US Rotation ETF
Account Value [Line Items]
Account Value	9,234	9,567	9,284	9,362	9,078	9,768	9,785	9,043	9,426	8,689	7,750	8,050	8,833	8,988	8,862	8,194	8,765	8,868	7,921	7,916	7,082	7,257	7,016	6,601	7,269	7,794	7,315	$ 7,421		7,867	9,107	9,966	10,236	12,055	11,735	12,388	11,415	12,255	12,281		$ 11,857	$ 11,376	$ 11,782	$ 11,134	$ 10,680	$ 11,410	$ 11,025	$ 10,194	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,398	9,264	9,053	8,968	8,819	9,047	8,964	9,093	9,118	8,782	8,401	8,536	8,759	8,815	8,821	8,853	8,950	8,896	8,676	8,906	8,640	8,679	8,371	8,481	8,864	9,122	8,904		9,046	8,988	9,343	9,610	9,718	9,932	9,958	9,928	9,931	10,018	10,037	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	16,587	16,195	16,000	15,446	14,716	15,343	14,864	14,111	13,878	13,275	12,164	12,425	13,047	13,258	12,845	12,049	11,997	11,813	11,394	11,679	10,989	11,661	11,044	10,216	11,253	11,731	10,741	11,707		11,686	12,802	12,344	12,725	13,419	12,844	12,933	12,087	12,676	12,302		12,017	11,742	11,661	11,070	10,606	10,321	10,426	10,040	10,000
Lipper Flexible Portfolio Fund Total Return Index [Member]
Account Value [Line Items]
Account Value	12,475	12,280	12,002	11,910	11,583	11,906	11,591	11,405	11,408	10,929	10,331	10,569	10,913	11,094	10,765	10,427	10,566	10,475	10,317	10,611	10,071	10,377	9,764	9,344	10,084	10,422	9,891	10,572		10,519	11,251	11,184	11,413	11,875	11,539	11,800	11,390	11,729	11,522		11,441	11,367	11,229	10,870	10,655	10,409	10,447	10,069	10,000
ATAC Credit Rotation ETF (MKT) [Member]
Account Value [Line Items]
Account Value	8,539	8,245	7,983	7,845	7,656	8,131	8,169	8,149	8,367	7,995	7,492	7,583	8,061	8,017	8,067	7,925	8,035	7,934	8,078	8,235	7,776	8,234	7,753	7,495	8,098	8,340	7,976		$ 8,362	8,526	9,068	9,681	9,635	9,965	10,148	10,221	10,073	10,074	10,066	$ 10,000
ATAC US Rotation ETF (MKT) [Member]
Account Value [Line Items]
Account Value	$ 9,237	$ 9,567	$ 9,307	$ 9,360	$ 9,090	$ 9,785	$ 9,799	$ 9,069	$ 9,446	$ 8,695	$ 7,769	$ 8,058	$ 8,844	$ 8,965	$ 8,880	$ 8,192	$ 8,771	$ 8,886	$ 7,910	$ 7,891	$ 7,073	$ 7,247	$ 7,024	$ 6,619	$ 7,286	$ 7,822	$ 7,320	$ 7,401		$ 7,856	$ 9,124	$ 9,962	$ 10,182	$ 12,070	$ 11,835	$ 12,392	$ 11,432	$ 12,262	$ 12,278		$ 11,856	$ 11,389	$ 11,780	$ 11,155	$ 10,700	$ 11,430	$ 11,050	$ 10,181	$ 10,000